ORGANIZATION AND BASIS OF PRESENTATION (Details 3) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013 Consolidated Affiliated Entities USD ($)	Dec. 31, 2013 Consolidated Affiliated Entities CNY	Dec. 31, 2012 Consolidated Affiliated Entities CNY	Dec. 31, 2011 Consolidated Affiliated Entities CNY	Dec. 31, 2013 Consolidated Affiliated Entities without recourse to the Company USD ($)	Dec. 31, 2013 Consolidated Affiliated Entities without recourse to the Company CNY	Dec. 31, 2012 Consolidated Affiliated Entities without recourse to the Company CNY
Assets and liabilities of Consolidated Affiliated Entities
Cash and cash equivalents	$ 291,429	1,764,221	1,655,857	2,292,538	$ 273,528	1,811,423	$ 61,142	370,140	400,162
Restricted cash	443	2,679	9,003				443	2,679	9,003		443	2,679	9,003
Accounts receivable (net of allowance for doubtful accounts of RMB12,919 and RMB75,522 (US$12,475) as of December 31, 2012 and 2013, respectively)	226,313	1,370,031	932,796				222,164	1,344,915	915,653
Amounts due from inter-companies							4,073	24,658	6,396
Other current assets	2,623	15,876	11,659				7,293	44,147	60,667
Total current assets	774,479	4,688,455	4,802,715				295,115	1,786,539	1,391,881
Property and equipment, net	36,710	222,229	200,681				6,690	40,501	14,818
Intangible assets, net	197,841	1,197,671	1,304,923				161,215	975,949	1,109,894
Other non-current assets	3,183	19,272	17,193				6,115	37,015	39,549
Total non-current assets	971,554	5,881,501	5,990,359				174,020	1,053,465	1,164,261
Total assets							469,135	2,840,004	2,556,142
Accounts payable	35,321	213,825	181,878				19,107	115,667	114,044		19,107	115,667	114,044
Advances from customers	4,143	25,081	21,603				3,044	18,425	21,603		3,044	18,425	21,603
Amounts due to inter-companies							278,307	1,684,786	1,287,918
Accrued expenses and other current liabilities	185,729	1,124,342	981,353				160,183	969,702	867,128		160,183	969,702	867,128
Total current liabilities	225,193	1,363,248	1,192,275				460,641	2,788,580	2,290,693
Deferred tax liabilities	36,262	219,519	224,374				36,228	219,314	224,198		36,228	219,314	224,198
Other liabilities	672	4,070	19,552				661	4,000			661	4,000	0
Total non-current liabilities	36,934	223,589	243,926				36,889	223,314	224,198
Total liabilities							497,530	3,011,894	2,514,891
Allowance for doubtful accounts	12,475	75,522	12,919	3,032	2,134		12,475	75,522	12,919
Financial performance of the Consolidated Affiliated Entities
Net revenues	500,271	3,028,484	1,795,575	897,624			490,521	2,969,464	1,950,624	889,144
Net income (loss)	(95,932)	(580,744)	(424,003)	(172,104)			(74,382)	(450,288)	353,637	53,169
Amount of pledge or collateralization of the VIEs' assets								0